Intangible Assets	12 Months Ended
Dec. 31, 2019
Intangible Assets
Intangible Assets

10. Intangible Assets

In September, 2019 the Company acquired a trademark associated with the Company’s name. The indefinite-lived intangible asset has a carrying value of $0.6 million as of December 31, 2019. The Company intends to maintain the trademark and renewal will take place as needed.